Average Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2055 Fund	May 30, 2024
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.93%
Past 5 years	10.81%
Since Inception	8.01%	[1]
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.30%
Past 5 years	9.75%
Since Inception	7.08%	[1]
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.11%
Past 5 years	8.34%
Since Inception	6.18%	[1]
Fidelity Freedom Index 2055 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	20.03%
Since Inception	10.16%	[2]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.11%
F1910
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Since Inception	8.11%

[1]	A From June 24, 2015 .
[2]	B From June 24, 2020 .